CAPITALIZED SOFTWARE AND INTANGIBLE ASSETS, NET - Schedule of Future Amortization (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 954
2027	643
2028	129
Capitalized software and intangible assets, net	$ 1,726